Assets under Operating Leases (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating Leased Assets [Line Items]
Property Subject to or Available for Operating Lease, Gross	$ 1,350	$ 1,242
Property Subject to or Available for Operating Lease, Accumulated Depreciation	(563)	(497)
Property Subject to or Available for Operating Lease, Net	787	745
Land
Operating Leased Assets [Line Items]
Property Subject to or Available for Operating Lease, Gross	392	374
Buildings and leasehold improvements
Operating Leased Assets [Line Items]
Property Subject to or Available for Operating Lease, Gross	511	466
Equipment
Operating Leased Assets [Line Items]
Property Subject to or Available for Operating Lease, Gross	$ 447	$ 402